Common Shares	12 Months Ended
Jan. 31, 2021
12. Common Shares

Authorized: Unlimited number of common shares without par value

In June 2020, the Company effected a consolidation of its issued and outstanding common shares on a ten (10) old for one (1) new common share. All common share figures and references are retrospectively adjusted. During the year ended January 31, 2021:

(a)

The Company issued 94,206 common shares, with fair value totaling $98,968, pursuant to the termination of employment agreements, 841,526 common shares with fair value of $1,253,045, to third parties for services rendered and 3,000 common shares with fair value of $5,550 to a director for services rendered (Note 18). Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company also issued 296,667 common shares valued at $405,250 to former officers, a former director and a third party pursuant to vesting of restricted and performance stock units (Note 18).

(b)

In July and August 2020, the Company issued 716,725 units, consisting of one common share and one half of one share purchase warrant, at price of $1.90 per unit for gross proceeds of $1,361,778. Each share purchase warrant entitles the holder to purchase one common share at a price of $2.30 per share and has an expiry term of two (2) years. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(c)

Pursuant to the private placement in July and August 2020, finders’ fees consisted of cash payments of $72,434 and issuance of 54,142 share purchase warrants, valued at $103,550, entitling the holders to purchase one common share at a price of $2.30 per share and with an expiry term of two (2) years. Fair values of the agent warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model in order to value the warrants.

(d)	On September 4, 2020, 18,217,239 common shares, with fair value of $6,094,150, were issued pursuant to the amalgamation agreement with Altum (Note 6(b)).

(e)

On December 2, 2020, the Company closed a private placement offering of special warrants of the Company (the “Special Warrants”), pursuant to which the Company issued 5,889,735 Special Warrants at a price of $0.50 per Special Warrant, for aggregate gross proceeds of $2,944,868 (the “Offering”). Each Special Warrant is exercisable, for no additional consideration, into one unit of the Company (each, a “Unit”), with each Unit consisting of one common share and one common share purchase warrant, entitling the holder thereof to acquire one common share at an exercise price of $0.60 and expiry date of December 1, 2023.

All unexercised Special Warrants are automatically exercised on the day that is the earlier of (i) April 3, 2021, and (ii) as soon as reasonably practicable, and in any event no later than the third business day, after a receipt is issued for a final prospectus qualifying the distribution of the Units underlying the Special Warrants and the Units underlying the Compensation Options (as defined below) granted to the agents.

In connection with the Offering, the Company paid an agent’s fee consisting of the following: 1) cash fee equal to 8.0% of the gross proceeds from the Offering, and 2) 471,178 compensation options (the “Compensation Options”), valued at $138,175 (Note 14) equal to 8.0% of the total number of Special Warrants sold under the Offering at an exercise price of $0.50 and expiry of 36 months. Other transaction costs totaled $434,237.

The Company will prepare and file with each of the securities regulatory authorities in each of the provinces of Canada, except Quebec, in which the Special Warrants are sold and obtain a receipt for a preliminary short form prospectus and a final short form prospectus (the “Final Prospectus”), qualifying the distribution of the Units underlying the Special Warrants and the Compensation Options, in compliance with applicable securities law, within forty (40) days from December 2, 2020 (not completed). In the event that the Company has not received a receipt for the Final Prospectus within forty (40) days, each unexercised Special Warrant will thereafter entitle the holder to receive upon exercise, at no additional consideration, one-and-one-tenth (1.10) Unit (instead of one Unit) and thereafter at the end of each additional thirty (30) day period, each Special Warrant will be exercisable for an additional 0.02 of a Unit.

On January 18, 2021, 300,000 Special Warrants were exercised pursuant to which the Company issued 330,000 common shares, valued at $150,000, and 330,000 Warrants with an exercise price of $0.60 and expiry date of December 1, 2023.

The following table summarizes the continuity of Special Warrants:

	Number of	Exercised Into
	Special Warrants	Common Shares	Warrants

Balance, January 31, 2020, 2019 and 2018	–	–	–

Issued	5,889,735	–	–
Exercised into 1.10 common shares and warrants	(300,000)	330,000	330,000

Balance, January 31, 2021	5,589,735	330,000	330,000

On April 3, 2021, all remaining outstanding Special Warrants were automatically exercised into 1.14 Units (Note 26(d)).

(f)	On December 18, 2020, 13,333,333 common shares, with fair value of $16,666,666, were issued pursuant to the asset purchase agreement with Nutraneeds (Note 6(a)).

(g)	On January 14, 2021, 89,034 common shares were issued pursuant to conversion of principal and accrued interest of convertible debenture totaling $102,389 (Note 11(b)).

(h)	On January 18, 2021, 316,000 common shares were issued pursuant to the exercise of share purchase warrants for gross proceeds of $189,600.

During the year ended January 31, 2020:

(i)

In March 2019, the Company issued 10,000 common shares, with fair value totalling $20,000, to a third party as a loan origination fee. During the year ended January 31, 2020, the Company issued 103,571 common shares, with fair value totalling $170,000, to third parties for services provided. Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company also issued 4,167 common shares, with fair value totalling $10,000, to a past director and officer for services provided.

(j)

On March 23, 2019, the Company issued 100,000 common shares to a third party for settlement of accounts payable and 69,032 common shares to directors and officers to settle outstanding compensation. Losses on settlement of $60,000 and $34,315 have been recorded within consulting fees and wages, salaries and employment expenses, respectively, in the consolidated statements of comprehensive loss.

(k)	On April 8, 2019, the Company issued 6,052 common shares as an extension fee for an outstanding obligation.

(l)

On April 8, 2019, a private placement was closed for an aggregate of 695,000 units, consisting of one common share and one share purchase warrant, at price of $2.00 per unit, for gross proceeds of $1,390,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.00 per share and has an expiry term of three (3) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)). Finders’ fees consisted of cash payments of $80,000 and issuance of 50,800 common shares and 10,800 share purchase warrants entitling the holders to purchase one common share at a price of $3.00 per share and with an expiry term of three (3) years. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(m)

On May 15, 2019, the first tranche of a private placement was closed for an aggregate of 4,613,200 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $11,533,000. On May 30, 2019, the last tranche of this private placement was closed for an aggregate of 1,386,800 units, consisting of one common share and one share purchase warrant, at price of $2.50 per unit, for gross proceeds of $3,467,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $3.50 per share and has an expiry term of two (2) years. The exercise price of the warrants was amended on May 7, 2020 to $2.50 (Note 13(b)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants.

(n)

Pursuant to the private placement on May 15, 2019 (Note 12(m)), the Company issued 420,000 units, consisting of one common share and one share purchase warrant entitling the holder to purchase one common share at a price of $3.50 per share and with an expiry term of two (2) years, as share issuance costs. Fair values of services were determined using the fair values of the common shares issued, being $4.45 per share, as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model in order to value the warrants.

(o)	On May 16, 2019, the Company issued 59,524 common shares pursuant to the conversion of $250,000 of convertible debentures.

During the year ended January 31, 2019:

(p)	On February 28, 2018, 500,000 common shares, with fair value of $6,650,000, were issued pursuant to the exchange agreement with Pivot Naturals and the members of Pivot Naturals (Note 6(e)).

(q)	On March 2, 2018, 50,000 common shares, with fair value of $830,000, were issued pursuant to the exchange agreement with Thrudermic and the members of Thrudermic (Note 6(d)).

(r)

During the year ended January 31, 2019, the Company issued 92,017 common shares, with fair value totaling $508,938, to third parties for services rendered.  3,571 common shares, with fair value of $10,000, remain to be issued as at January 31, 2019 and were issued on March 23, 2019.  Fair values of services were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably.

(s)

During the year ended January 31, 2019, the Company issued 27,769 common shares, with fair value totaling $154,497, as compensation pursuant to employment agreements entered into as part of the acquisitions of the Thrudermic (Note 6(d)) and Pivot Naturals (Note 6(e)).

(t)

On October 22, 2018, 375,000 units of the Company, with each unit consisting of one common share and one share purchase warrant with an exercise price of $6.00 and three year expiry, were issued pursuant to settlement of $1,500,000 of convertible debentures (Note 11(a)).

(u)

In October and November 2018, 407,825 units of the Company, with each unit consisting of one common share and one share purchase warrant with an exercise price of $6.00 and three year expiry, were issued for subscription proceeds of $1,631,300.  Pursuant to the private placement, the Company paid finders’ fee of $88,104 in cash and issued 22,026 share purchase warrants with an exercise price of $6.00 and three year expiry.  Other share issue costs totaled $6,591.